UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21211

        Nuveen Insured New York Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            09/30

Date of reporting period:         12/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured New York Tax-Free Advantage Municipal Fund (NRK)
	December 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 3.6% (2.3% of Total Investments)
$ 1,500	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	6/13 at 100.00	BBB	$1,511,280
	5.750%, 6/01/33
335	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	328,612
	Series 2002, 5.375%, 5/15/33

1,835	Total Consumer Staples			1,839,892

	Education and Civic Organizations – 21.5% (14.2% of Total Investments)
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Long Island University,	9/12 at 100.00	AA	1,931,140
	Series 2003A, 5.000%, 9/01/32 – RAAI Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AAA	2,171,220
	Medicine, Series 1994A, 5.150%, 7/01/24 – MBIA Insured
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	No Opt. Call	AAA	1,074,180
	Facilities, Series 2003B, 5.250%, 7/01/32 (Mandatory put 7/01/13) – XLCA Insured
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Mount St. Mary College, Series	7/13 at 100.00	AA	963,090
	2003, 5.000%, 7/01/32 – RAAI Insured
2,500	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of	7/12 at 100.00	Aaa	2,656,075
	Technology, Series 2002A, 5.250%, 7/01/22 – AMBAC Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Rochester Institute of
	Technology, Series 2006A:
100	5.250%, 7/01/20 – AMBAC Insured	No Opt. Call	Aaa	111,420
80	5.250%, 7/01/21 – AMBAC Insured	No Opt. Call	Aaa	89,070
630	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Colgate	7/15 at 100.00	AAA	649,782
	University, Series 2005A, 5.000%, 7/01/40 – AMBAC Insured
260	New York City Industrial Development Agency, New York, PILOT Revenue Bonds Yankee Stadium	9/16 at 100.00	AAA	276,476
	Project, Residual Series 07-1032, 6.970%, 3/01/39 – FGIC Insured (IF)
475	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Pilots,	9/16 at 100.00	AAA	512,715
	Trust 2148, 7.652%, 3/01/36 – MBIA Insured (IF)
500	New York City Industrial Development Agency, Revenue Bonds, Ethical Culture Fieldston School,	6/15 at 100.00	AAA	516,075
	Series 2005B-1, 5.000%, 6/01/35 – XLCA Insured
170	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium	9/16 at 100.00	AAA	175,234
	Project, Series 2006, 5.000%, 3/01/31 – FGIC Insured

10,715	Total Education and Civic Organizations			11,126,477

	Health Care – 23.9% (15.8% of Total Investments)
2,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds,	2/13 at 100.00	AAA	2,040,820
	Lutheran Medical Center, Series 2003, 5.000%, 8/01/31 – MBIA Insured
3,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Hospital Revenue Bonds, St.	8/12 at 100.00	AAA	3,060,269
	Barnabas Hospital, Series 2002A, 5.000%, 2/01/31 – AMBAC Insured
345	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Hudson	8/17 at 100.00	AAA	359,566
	Valley Hospital Center, Series 2007, 5.000%, 8/15/27 – FSA Insured
1,000	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	AAA	1,046,980
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
255	Dormitory Authority of the State of New York, Revenue Bonds, Health Quest System Inc., Series	7/17 at 100.00	AAA	261,362
	2007B, 5.125%, 7/01/37 – AGC Insured
25	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan-Kettering Cancer	7/13 at 100.00	AAA	26,496
	Center, Series 2003-1, 5.000%, 7/01/21 – MBIA Insured
810	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AAA	885,249
	Hospital, Series 2004A, 5.250%, 8/15/15 – FSA Insured
750	Dormitory Authority of the State of New York, Revenue Bonds, South Nassau Communities	7/13 at 100.00	Baa1	764,768
	Hospital, Series 2003B, 5.500%, 7/01/23
305	Dormitory Authority of the State of New York, Revenue Bonds, The New York and Presbyterian	8/14 at 100.00	AAA	312,143
	Hospital Project, Series 2007, 5.000%, 8/15/36 – FSA Insured
500	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/12 at 100.00	AAA	537,855
	2002A, 5.500%, 2/15/17 – FSA Insured
2,640	New York City Health and Hospitals Corporation, New York, Health System Revenue Bonds, Series	2/13 at 100.00	AAA	2,805,185
	2003A, 5.250%, 2/15/21 – AMBAC Insured
320	New York State Dormitory Authority, Revenue Bonds, North Shore Jewish Obligated Group, Series	5/17 at 100.00	A3	313,795
	2007A, 5.000%, 5/01/32

11,950	Total Health Care			12,414,488

	Long-Term Care – 0.6% (0.4% of Total Investments)
300	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA	315,627
	Westchester Project, Series 2006, 5.200%, 2/15/41

	Tax Obligation/General –9.3% (6.1% of Total Investments)
2,055	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A,	2/17 at 100.00	AAA	2,102,347
	5.000%, 2/15/47 – FGIC Insured (UB)
2,155	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25 –	8/08 at 101.00	AAA	2,194,221
	MBIA Insured
250	New York City, New York, General Obligation Bonds, Fiscal Series 2004E, 5.000%, 11/01/19 –	11/14 at 100.00	AAA	268,313
	FSA Insured
225	New York City, New York, General Obligation Bonds, Fiscal Series 2006C, 5.000%, 8/01/16 –	8/15 at 100.00	AAA	245,471
	FSA Insured

4,685	Total Tax Obligation/General			4,810,352

	Tax Obligation/Limited – 47.3% (31.4% of Total Investments)
2,695	Buffalo Fiscal Stability Authority, New York, Sales Tax Revenue State Aid Secured Bonds,	No Opt. Call	AAA	2,923,886
	Series 2004A, 5.250%, 8/15/12 – MBIA Insured
145	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health	8/09 at 101.00	AAA	149,775
	Services Facilities, Series 1999D, 5.250%, 2/15/29 – FSA Insured
3,000	Dormitory Authority of the State of New York, Revenue Bonds, School Districts Financing	10/12 at 100.00	AAA	3,196,649
	Program, Series 2002D, 5.250%, 10/01/23 – MBIA Insured
1,085	Erie County Industrial Development Agency, New York, School Facility Revenue Bonds, Buffalo	5/17 at 100.00	AAA	1,225,756
	City School District Project, Series 2007A, 5.750%, 5/01/28 – FSA Insured (UB)
715	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2006,	11/16 at 100.00	AAA	747,533
	5.000%, 11/15/31 – MBIA Insured
1,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds,	7/12 at 100.00	AAA	1,037,560
	Series 2002A, 5.000%, 7/01/25 – FGIC Insured
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/13 at 102.00	BBB	546,762
	5.500%, 1/01/34
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
610	5.000%, 10/15/25 – MBIA Insured	10/14 at 100.00	AAA	640,549
555	5.000%, 10/15/26 – MBIA Insured	10/14 at 100.00	AAA	581,457
740	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AAA	773,085
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
3,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	8/12 at 100.00	AAA	3,211,919
	Series 2003C, 5.250%, 8/01/18 – AMBAC Insured
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Refunding Bonds,	2/13 at 100.00	AAA	2,098,900
	Fiscal Series 2003D, 5.000%, 2/01/22 – MBIA Insured
845	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series 2005,	11/15 at 100.00	AAA	865,669
	5.000%, 11/15/44 – AMBAC Insured
1,290	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	1/13 at 100.00	AAA	1,343,780
	Series 2002A, 5.000%, 1/01/23 – FGIC Insured
950	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second General, Series	No Opt. Call	AAA	1,091,351
	2005B, 5.500%, 4/01/20 – AMBAC Insured
1,200	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AAA	1,278,072
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/20 – AMBAC Insured
750	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	6/13 at 100.00	AA–	802,583
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
1,860	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA–	1,971,879
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

23,000	Total Tax Obligation/Limited			24,487,165

	Transportation – 12.9% (8.5% of Total Investments)
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	1,038,080
	Series 2002A, 5.000%, 11/15/25 – FGIC Insured
1,875	New York State Thruway Authority, General Revenue Bonds, Series 2005F, 5.000%, 1/01/20 –	1/15 at 100.00	AAA	1,999,463
	AMBAC Insured
140	New York State Thruway Authority, General Revenue Bonds, Series 2007H, 5.000%, 1/01/25 –	1/18 at 100.00	AAA	148,072
	FGIC Insured
3,030	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	11/12 at 101.00	AAA	3,215,526
	Twenty-Eighth Series 2002, 5.000%, 11/01/22 – FSA Insured
225	Port Authority of New York and New Jersey, One Hundred and Forty Eighth Consolidated Revenue	8/17 at 100.00	AAA	258,244
	Bonds, RITES Trust 1516, 7.411%, 8/15/32 – FSA Insured (IF)

6,270	Total Transportation			6,659,385

	U.S. Guaranteed – 26.7% (17.6% of Total Investments) (4)
1,185	Dormitory Authority of the State of New York, FHA-Insured Nursing Home Mortgage Revenue Bonds,	2/13 at 102.00	AAA	1,312,139
	Shorefront Jewish Geriatric Center Inc., Series 2002, 5.200%, 2/01/32 (Pre-refunded 2/01/13)
395	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/09 at 101.00	AAA	411,622
	Facilities, Series 1999B, 5.125%, 7/01/28 (Pre-refunded 7/01/09) – MBIA Insured
500	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish	5/13 at 100.00	Aaa	551,310
	Group, Series 2003, 5.375%, 5/01/23 (Pre-refunded 5/01/13)
100	Erie County Water Authority, New York, Water Revenue Bonds, Series 1990B, 6.750%, 12/01/14 –	No Opt. Call	AAA	113,121
	AMBAC Insured (ETM)
245	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.125%, 8/01/25	8/08 at 101.00	AAA	250,613
	(Pre-refunded 8/01/08) – MBIA Insured
3,500	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2002B, 5.000%,	4/12 at 100.00	AAA	3,750,458
	4/01/20 (Pre-refunded 4/01/12) – AMBAC Insured
500	New York State Urban Development Corporation, State Personal Income Tax Revenue Bonds, State	3/13 at 100.00	AAA	553,730
	Facilities and Equipment, Series 2002C-1, 5.500%, 3/15/21 (Pre-refunded 3/15/13) – FGIC Insured
2,000	Power Authority of the State of New York, General Revenue Bonds, Series 2002A, 5.000%,	11/12 at 100.00	Aa2 (4)	2,162,560
	11/15/20 (Pre-refunded 11/15/12)
2,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29	7/10 at 101.00	AAA	2,123,440
	(Pre-refunded 7/01/10) – FSA Insured
1,975	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Series 2002A,	1/12 at 100.00	AAA	2,117,832
	5.125%, 1/01/31 (Pre-refunded 1/01/12) – MBIA Insured
450	TSASC Inc., New York, Tobacco Flexible Amortization Bonds, Series 1999-1, 6.250%, 7/15/34	7/09 at 101.00	AAA	476,163
	(Mandatory put 7/15/24) (Pre-refunded 7/15/09)

12,850	Total U.S. Guaranteed			13,822,988

	Utilities – 4.6% (3.0% of Total Investments)
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,130	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	AAA	1,196,376
870	5.000%, 12/01/25 – FGIC Insured	6/16 at 100.00	AAA	915,423
125	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	AAA	129,468
	5.000%, 12/01/35 – CIFG Insured
110	Power Authority of the State of New York, General Revenue Bonds, Series 2006A, 5.000%,	11/15 at 100.00	AAA	117,883
	11/15/19 – FGIC Insured

2,235	Total Utilities			2,359,150

	Water and Sewer – 1.0% (0.7% of Total Investments)
495	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/16 at 100.00	AAA	514,533
	Bonds, Series 2006B, 5.000%, 6/15/36 – MBIA Insured

$ 74,335	Total Investments (cost $76,128,949) – 151.4%			78,350,057

	Floating Rate Obligations – (4.0)%			(2,095,000)

	Other Assets Less Liabilities – 4.8%			2,503,418

	Preferred Shares, at Liquidation Value – (52.2)%			(27,000,000)

	Net Assets Applicable to Common Shares – 100%			$51,758,475

Forward Swaps outstanding at December 31, 2007:
		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (5)	Date	(Depreciation)

JPMorgan	$750,000	Pay	3-Month USD-LIBOR	5.388%	Semi-Annually	4/25/08	4/25/35	$ 40,985
Royal Bank of Canada	900,000	Pay	SIFM	4.335	Quarterly	8/06/08	8/06/37	63,016

								$104,001

USD-LIBOR (United States Dollar-London Inter-Bank Offered Rate)
SIFM – The daily arithmetic average of the weekly SIFM (Securities Industry and Financial Markets) Municipal Swap Index.

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, Standard & Poor’s or Fitch)
or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The AAA ratings shown in the Portfolio of Investments reflect the AAA ratings on certain bonds insured by
AMBAC, FGIC, XCLA or MBIA and/or the A ratings on certain bonds insured by ACA as of December 31, 2007.
During December 2007, at least one rating agency reduced the rating for ACA bonds to CCC. Subsequent to
December 31, 2007, at least one rating agency reduced the rating for AMBAC-insured bonds to AA, the rating for XCLA-insured bonds to A and the rating for FGIC-insured bonds to A3. One or more rating agencies have placed each of these insurers on “negative credit watch”, which may presage one or more rating reductions for such insurer or insurers in the future. If one or more insurers’ ratings are reduced below AAA
(or A in the case of ACA) by these rating agencies, it would likely reduce the effective rating of many of the bonds insured by that insurer or insurers.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At December 31, 2007, the cost of investments was $74,049,672.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,321,849
Depreciation	(116,716)

Net unrealized appreciation (depreciation) of investments	$2,205,133

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured New York Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         February 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         February 29, 2008

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        February 29, 2008

* Print the name and title of each signing officer under his or her signature.